STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 1,203,615	$ 234,315
Loss from operations	(1,203,615)	(234,315)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,318,006	2,082
Change in fair value of warrant liabilities	6,057,000	1,087,250
Transaction costs associated with the Initial Public Offering		(368,544)
Other income, net	8,375,006	720,788
Income before provision for income taxes	7,171,391	486,473
Provision for income taxes	(588,493)
Net income	$ 6,582,898	$ 486,473
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic	16,730,842	2,569,149
Weighted average shares outstanding, diluted	16,730,842	2,569,149
Basic net income per common stock	$ 0.31	$ 0.08
Diluted net income per common stock	$ 0.31	$ 0.07
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic	4,312,500	3,833,777
Weighted average shares outstanding, diluted	4,312,500	4,312,500
Basic net income per common stock	$ 0.31	$ 0.08
Diluted net income per common stock	$ 0.31	$ 0.07